Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-84.18%
Australia-1.16%
IREN Ltd.(b)	3,652	$58,834
Canada-4.48%
Bitfarms Ltd.(b)	58,131	73,245
Hive Digital Technologies Ltd.(b)	26,811	57,376
Hut 8 Corp.(b)	2,819	59,847
Sol Strategies, Inc.(b)(c)	40,357	35,904
		226,372
China-11.18%
Alibaba Group Holding Ltd., ADR	583	70,327
Boyaa Interactive International Ltd.	69,455	66,458
Canaan, Inc., ADR(b)	86,641	59,817
Cango, Inc., ADR(b)	11,540	55,507
Meitu, Inc.(b)(d)	49,369	75,497
Mercurity Fintech Holding, Inc.(b)(c)	13,764	56,708
OSL Group Ltd.(b)	26,623	55,773
Tencent Holdings Ltd.	983	68,822
The9 Ltd., ADR(b)(c)	6,479	55,590
		564,499
Germany-2.25%
Northern Data AG(b)(c)	2,289	55,473
SAP SE	203	58,220
		113,693
Ireland-1.15%
Accenture PLC, Class A	217	57,961
Israel-1.24%
Etoro Group Ltd.(b)	1,048	62,838
Japan-0.89%
Metaplanet, Inc.(b)	6,035	44,734
Norway-1.28%
Aker ASA, Class A	936	64,724
Sweden-0.91%
K33 AB(b)(c)	7,416,042	45,707
Switzerland-1.10%
Nestle S.A.	637	55,673
Taiwan-1.30%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	272	65,721
United Kingdom-1.23%
Shell PLC, ADR	860	62,101
United States-56.01%
Advanced Micro Devices, Inc.(b)	432	76,166
Amazon.com, Inc.(b)	281	65,785
Applied Digital Corp.(b)(c)	6,667	87,604
Bakkt Holdings, Inc.(b)(c)	2,988	29,581
Bank of America Corp.	1,324	62,586
Bit Digital, Inc.(b)	17,925	52,162
Bitcoin Depot, Inc.(b)(c)	10,989	54,505
Bitdeer Technologies Group(b)(c)	4,723	60,879
BitFuFu, Inc., Class A(b)(c)	17,521	63,601
Block, Inc., Class A(b)	904	69,843
Cipher Mining, Inc.(b)	9,968	54,425
Cisco Systems, Inc.	904	61,544
Citigroup, Inc.	715	66,996
CleanSpark, Inc.(b)	4,821	54,815
Coinbase Global, Inc., Class A(b)	160	60,442
Core Scientific, Inc.(b)(c)	4,719	63,895
Digi Power X, Inc.(b)	23,651	71,190
	Shares	Value
United States-(continued)
Exodus Movement, Inc., Class A(b)(c)	1,956	$60,323
Galaxy Digital, Inc.(b)	3,048	86,609
GameStop Corp., Class A(b)	2,692	60,435
Goldman Sachs Group, Inc. (The)	88	63,676
Gryphon Digital Mining, Inc.(b)(c)	42,313	45,698
Honeywell International, Inc.	264	58,700
Intel Corp.	2,611	51,698
International Business Machines Corp.	217	54,934
Intuit, Inc.	83	65,166
JPMorgan Chase & Co.	217	64,284
MARA Holdings, Inc.(b)	3,273	52,630
Mastercard, Inc., Class A	111	62,878
Microsoft Corp.	124	66,154
MicroStrategy, Inc., Class A(b)	148	59,475
NVIDIA Corp.	379	67,413
Oracle Corp.	267	67,757
PayPal Holdings, Inc.(b)	821	56,452
QUALCOMM, Inc.	391	57,383
Riot Platforms, Inc.(b)	4,940	66,245
Robinhood Markets, Inc., Class A(b)	631	65,025
Salesforce, Inc.	237	61,224
Semler Scientific, Inc.(b)(c)	1,353	48,505
SoFi Technologies, Inc.(b)	2,967	66,995
Terawulf, Inc.(b)	12,125	62,565
Tesla, Inc.(b)	201	61,962
Texas Instruments, Inc.	283	51,240
Verizon Communications, Inc.	1,480	63,285
Visa, Inc., Class A	175	60,457
Walmart, Inc.	656	64,275
		2,829,462
Total Common Stocks & Other Equity Interests (Cost $3,350,628)		4,252,319
Exchange-Traded Funds-15.70%
United States-15.70%
Grayscale Bitcoin Trust ETF(b)	1,107	101,600
Bitwise Bitcoin ETF(b)	419	26,602
Fidelity Wise Origin Bitcoin Fund(b)	1,283	130,661
ARK 21Shares Bitcoin ETF(b)	733	28,426
iShares Bitcoin Trust ETF(b)	6,790	450,313
Grayscale Bitcoin Mini Trust ETF(b)	553	28,590
VanEck Bitcoin ETF(b)	807	26,663
Total Exchange-Traded Funds (Cost $512,418)		792,855
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $3,863,046)		5,045,174
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.30%
Invesco Private Government Fund, 4.32%(e)(f)(g)	106,285	106,285

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	312,997	$313,060
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $419,345)		419,345
TOTAL INVESTMENTS IN SECURITIES-108.18% (Cost $4,282,391)		5,464,519
OTHER ASSETS LESS LIABILITIES-(8.18)%		(413,027)
NET ASSETS-100.00%		$5,051,492

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented 1.49% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$952,444	$(952,444)	$-	$-	$-	$379
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	188,767	1,788,996	(1,871,478)	-	-	106,285	3,935 *
Invesco Private Prime Fund	493,333	3,263,389	(3,443,652)	3	(13)	313,060	10,529 *
Total	$682,100	$6,004,829	$(6,267,574)	$3	$(13)	$419,345	$14,843

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-83.94%
Australia-2.07%
IREN Ltd.(b)	14,932	$240,555
Canada-7.98%
Bitfarms Ltd.(b)	237,664	299,456
Hive Digital Technologies Ltd.(b)	109,612	234,570
Hut 8 Corp.(b)(c)	11,522	244,612
Sol Strategies, Inc.(b)(c)	165,000	146,794
		925,432
China-14.58%
Boyaa Interactive International Ltd.	283,961	271,706
Canaan, Inc., ADR(b)	354,228	244,559
Cango, Inc., ADR(b)(c)	47,180	226,936
Meitu, Inc.(b)(d)	89,709	137,186
Mercurity Fintech Holding, Inc.(b)	55,890	230,267
OSL Group Ltd.(b)	108,846	228,025
Tencent Holdings Ltd.	1,787	125,112
The9 Ltd., ADR(b)(c)	26,490	227,284
		1,691,075
Germany-1.96%
Northern Data AG(b)(c)	9,360	226,837
Israel-2.21%
Etoro Group Ltd.(b)	4,283	256,809
Japan-0.70%
Metaplanet, Inc.(b)	10,894	80,752
Norway-1.01%
Aker ASA, Class A	1,701	117,624
Sweden-1.61%
K33 AB(b)	30,320,068	186,870
Taiwan-1.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	492	118,877
United States-50.80%
Advanced Micro Devices, Inc.(b)	784	138,227
Applied Digital Corp.(b)(c)	27,256	358,144
Bakkt Holdings, Inc.(b)(c)	12,214	120,919
Bit Digital, Inc.(b)	73,285	213,259
Bitcoin Depot, Inc.(b)(c)	44,929	222,848
Bitdeer Technologies Group(b)(c)	19,309	248,893
BitFuFu, Inc., Class A(b)(c)	71,634	260,031
Block, Inc., Class A(b)	1,644	127,015
Cipher Mining, Inc.(b)	40,753	222,511
CleanSpark, Inc.(b)	19,713	224,137
Coinbase Global, Inc., Class A(b)	654	247,055
Core Scientific, Inc.(b)	19,294	261,241
Digi Power X, Inc.(b)	42,974	129,352
Exodus Movement, Inc., Class A(b)(c)	7,999	246,689
Galaxy Digital, Inc.(b)	12,460	354,051
GameStop Corp., Class A(b)	4,893	109,848
Goldman Sachs Group, Inc. (The)	159	115,051
	Shares	Value
United States-(continued)
Gryphon Digital Mining, Inc.(b)(c)	172,993	$186,832
JPMorgan Chase & Co.	392	116,126
MARA Holdings, Inc.(b)	13,384	215,215
Microsoft Corp.	225	120,038
MicroStrategy, Inc., Class A(b)	603	242,322
NVIDIA Corp.	689	122,552
PayPal Holdings, Inc.(b)	1,493	102,659
Riot Platforms, Inc.(b)	20,199	270,869
Robinhood Markets, Inc., Class A(b)	1,145	117,992
Semler Scientific, Inc.(b)(c)	5,532	198,322
SoFi Technologies, Inc.(b)	5,390	121,706
Terawulf, Inc.(b)	49,571	255,786
Tesla, Inc.(b)	365	112,519
Visa, Inc., Class A	318	109,859
		5,892,068
Total Common Stocks & Other Equity Interests (Cost $7,321,367)		9,736,899
Exchange-Traded Funds-15.97%
United States-15.97%
Grayscale Bitcoin Trust ETF(b)	2,595	238,169
Bitwise Bitcoin ETF(b)	981	62,284
Fidelity Wise Origin Bitcoin Fund(b)	3,002	305,724
ARK 21Shares Bitcoin ETF(b)	1,720	66,701
iShares Bitcoin Trust ETF(b)	15,827	1,049,647
Grayscale Bitcoin Mini Trust ETF(b)	1,306	67,520
VanEck Bitcoin ETF(b)	1,869	61,752
Total Exchange-Traded Funds (Cost $1,013,883)		1,851,797
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $8,335,250)		11,588,696
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.95%
Invesco Private Government Fund, 4.32%(e)(f)(g)	312,627	312,627
Invesco Private Prime Fund, 4.46%(e)(f)(g)	1,421,404	1,421,688
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,734,315)		1,734,315
TOTAL INVESTMENTS IN SECURITIES-114.86% (Cost $10,069,565)		13,323,011
OTHER ASSETS LESS LIABILITIES-(14.86)%		(1,723,326)
NET ASSETS-100.00%		$11,599,685

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented 1.18% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,016,239	$(3,016,239)	$-	$-	$-	$1,093
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	781,885	9,343,251	(9,812,509)	-	-	312,627	21,181 *
Invesco Private Prime Fund	2,180,165	16,683,938	(17,442,313)	89	(191)	1,421,688	55,883 *
Total	$2,962,050	$29,043,428	$(30,271,061)	$89	$(191)	$1,734,315	$78,157

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,661,238	$591,081	$-	$4,252,319
Exchange-Traded Funds	792,855	-	-	792,855
Money Market Funds	-	419,345	-	419,345
Total Investments	$4,454,093	$1,010,426	$-	$5,464,519
Invesco Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,362,787	$1,374,112	$-	$9,736,899
Exchange-Traded Funds	1,851,797	-	-	1,851,797
Money Market Funds	-	1,734,315	-	1,734,315
Total Investments	$10,214,584	$3,108,427	$-	$13,323,011